Investment in Affiliated Company	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN AFFILIATE COMPANY

NOTE 4 – INVESTMENT IN AFFILIATED COMPANY

On August 4, 2016, the Company entered into a Share Purchase Agreement (“SPA”) to acquire up to 36% of Rail Vision Ltd. (“Rail Vision”) shares at an average price per share of USD 60 and 3 types of Warrants to purchase ordinary shares of Rail Vision: Warrant 1, Warrant 2 and Warrant 3 exercisable within 18 months, 30 months and 24 months at an exercise price of USD 189, USD 270 and USD 216, respectively.

On November 7, 2016 the Company and other investors completed the investment in Rail Vision. As a result, the Company purchased a total of 23,692 ordinary shares of Rail Vision at an average price per share equal to USD 60 and 23,692 of Warrants 1, 23,692 of Warrants 2 and 2,704 of Warrants 3. Total investment in Rail Vision amounted to USD 1,422 and allocated to warrants investment and Investment in the ordinary shares based on the relative fair value, as of the date of investment completion, of each of the elements. Warrants investment was recorded in other investments in the amount of USD 66. Investment in the ordinary shares of Rail Vision was recorded in the amount of USD 1,356 as an investment in an affiliate company, as a result of completing the investment, the Company’s holdings in Rail Vision as of November 7, 2016 amounted to 32% (and 48% on a fully diluted basis).

As of December 31, 2018 the Company holds 35.91% (and 33.81% on a fully diluted basis).

A.	Activity in investment in the affiliated company is as follows:

Investment in affiliated company
As of January 1, 2017	1,248
Gain from Issuance of shares to third party (see note 4A1)	1,258
Equity in net loss of affiliated company	(1,102)
As of December 31, 2017	1,404
Exercise of Warrant investment (see note 4C2)	9,069
Gain from Issuance of shares to third party (see note 4A2)	453
Equity in net loss of affiliated company	(3,358)
As of December 31, 2018	7,568

1.	During September and October 2017, Rail Vision raised USD 5,843 (gross) through private placements of its Ordinary Shares. As a result, the Company’s holdings in Rail Vision decreased to 24.76% (and 35.97% on a fully diluted basis) and the Company recorded a gain of USD 1,258 from an issuance to a third party in “Equity in net loss (gain) of affiliated company.”

2.	From February through May 2018, Rail Vision raised USD 2,700 (gross) through private placement of its Ordinary Shares. As a result, the Company’s holdings in Rail Vision decreased from 32.74% to 29.71% (and 33.9% on a fully diluted basis) and the Company recorded a gain of USD 453 from issuance to a third party in “Equity in net loss (gain) of affiliated company.”

3.	During 2018 the Company has increased its holdings in Rail Vision by exercising in full warrants 1 and warrants 3 (see note 4C2).

B.	The following tables present summarized financial information derived from Rail Vision’s consolidated financial statements, which are prepared on the basis of U.S. GAAP:

Balance sheet data:	As of December 31,
	2018	2017
	USD in thousands
Current assets	4,714	2,914
Long-term assets	846	435
Current liabilities	(633)	(504)
Equity	(4,927)	(2,845)

Operating data:	Year ended December 31,
	2018	2017
	USD in thousands
Revenue	–	–
Operating loss	(8,598)	(3,869)
Net loss	(8,646)	(3,847)

C.	Warrants Investment

Activity in investment in a warrants investment is as follows:

Other Investments
As of January 1, 2017	66
Revaluation (see note 4C1)	3,967
As of December 31, 2017	4,033
Warrants exercised (see note 4C2)	(4,004)
Revaluation (see note 4C1)	316
As of December 31, 2018	345

1.	As a result of the observable price change in Rail Vision’s equity instruments as indicated by its private placements, the Company revaluated the carrying value of warrants held by the Company to purchase shares of Rail Vision.

2.	On January 10, July 12 and November 1, 2018 the Company increased its holdings in Rail Vision by exercising warrants into 26,396 of Rail Vision’s Ordinary Shares (23,692 of Warrants 1 and 2,704 of Warrants 3) for an aggregate contribution of USD 9,069 of which USD 5,065 was paid in cash and USD 4,004 represented the fair value of the exercised warrants (previously recorded as other investments). Following the exercise, the Company’s holdings in Rail Vision as of November 1, 2018 amounted to 35.91% (and 33.81% on a fully diluted basis).